Convertible debentures (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Convertible Debentures [Abstract]
Finance costs	$ 86,352	$ 21,000	$ 84,478
Financing costs converted into common shares	$ 0	$ 0	$ 0